Trade Receivables - Summary Of Changes in Allowance Account for Credit Losses of Financial Assets (Detail) - Trade receivables and contract assets [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
As at Jan. 1	$ (13.6)	$ (13.3)
Additions in loss allowances recognized in profit or loss	(6.0)	(4.2)
Reversals of unused amounts recognized in profit or loss	1.3	3.5
Utilizations	6.2
Currency translation and other changes	(0.5)	0.4
As at Dec. 31	$ (12.6)	$ (13.6)